Stock-Based Compensation - Schedule of Stock-based Compensation Expense Recorded in Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation in operating expenses	$ 105	$ 872	$ 1,802	$ 2,741	$ 3,679	$ 17,678
Selling, General And Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation in operating expenses	78	757	1,551	2,424	3,235	16,141
Research And Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation in operating expenses	$ 27	$ 115	$ 251	$ 317	$ 444	$ 1,537